Expense Example	Nov. 25, 2025 USD ($)
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 644
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	1,541
Expense Example, with Redemption, 10 Years	2,813
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	860
Expense Example, with Redemption, 5 Years	1,494
Expense Example, with Redemption, 10 Years	3,198
Astor Dynamic Allocation Fund | Astor Dynamic Allocation Fund Class I shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	2,193
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	1,190
Expense Example, with Redemption, 5 Years	1,781
Expense Example, with Redemption, 10 Years	3,378
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	230
Expense Example, with Redemption, 3 Years	971
Expense Example, with Redemption, 5 Years	1,734
Expense Example, with Redemption, 10 Years	3,738
Astor Sector Allocation Fund | Astor Sector Allocation Fund Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	1,246
Expense Example, with Redemption, 10 Years	$ 2,802